FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financial Instruments And Risk Management
Short-term liabilities	$ 15,488	$ 10,587